Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in Next Twelve Months	$ 23,530,000
Due in Year Three	10,500,000
Advances From FHLB	$ 34,030,000	$ 51,680,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Weighted Rate of Amounts Due within One Year of Balance Sheet Date	1.55%
Weighted Rate, Two to Three Years from Balance Sheet Date	1.91%
Federal Home Loan Bank, Advances, Weighted Rate	1.66%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	$ 79,100,000	73,000,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 71,400,000	$ 66,800,000